Non-controlling Interests - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	100.00%	100.00%	100.00%
Attributable to non-controlling interests	$ (8,087)	$ (7,255)
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	73.00%	73.00%	73.00%
Attributable to non-controlling interests		$ 331	$ 2,892